Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Healthcare services revenues	$ 1,336,000	$ 538,000	$ 3,287,000	$ 1,443,000	$ 2,705,000	$ 2,030,000
Operating expenses
Cost of healthcare services	1,253,000	720,000	3,381,000	1,655,000	2,433,000	1,301,000
General and administrative	2,195,000	1,968,000	6,518,000	7,124,000	9,049,000	6,302,000
Depreciation and amortization	38,000	30,000	102,000	94,000	122,000	113,000
Total operating expenses	3,486,000	2,718,000	10,001,000	8,873,000	11,604,000	7,716,000
Loss from operations	(2,150,000)	(2,180,000)	(6,714,000)	(7,430,000)	(8,899,000)	(5,686,000)
Interest and other income	15,000	20,000	90,000	41,000	64,000	1,194,000
Interest expense	(3,215,000)	(1,209,000)	(4,139,000)	(2,321,000)	(2,590,000)	(2,778,000)
Loss on impairment of intangible assets		(88,000)		(88,000)	(88,000)
Loss on exchange of warrants				(4,410,000)	(4,410,000)	0
Change in fair value of derivative liability	(3,484,000)	(5,027,000)	(6,328,000)	(5,027,000)	(2,761,000)
Change in fair value of warrant liability	1,423,000	1,007,000	673,000	10,915,000	11,665,000	(19,854,000)
Loss from continuing operations before provision for income taxes	(7,411,000)	(7,477,000)	(16,418,000)	(8,320,000)	(7,214,000)	(27,124,000)
Provision for income taxes	2,000	3,000	7,000	7,000	9,000	9,000
Net loss	$ (7,413,000)	$ (7,480,000)	$ (16,425,000)	$ (8,327,000)	$ (7,223,000)	$ (27,346,000)
Basic and diluted net loss from continuing operations per share: (in dollars per share)	$ (0.13)	$ (0.16)	$ (0.30)	$ (0.23)	$ (0.18)	$ (1.21)
Basic weighted number of shares outstanding (in shares)	55,044	47,638	55,020	36,181	40,372	22,353